BRAZOS INSURANCE FUNDS

                                  ANNUAL REPORT
                                DECEMBER 31, 2000


                                BRAZOS SMALL CAP
                                GROWTH PORTFOLIO



                               INVESTMENT ADVISER

                                   JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                                DALLAS, TX 75225

                          www.brazosinsurancefunds.com

BRAZOS INSURANCE FUNDS - BRAZOS SMALL CAP GROWTH PORTFOLIO
Report From Management                  December 31, 2000

Dear Shareholders, Clients and Friends:

         We are excited to report to you that for 2000, your Brazos Small Cap Growth Portfolio posted a strong performance return relative to many of its peers. These results came in light of a very tough market environment that saw most major indices decline. In fact, the Dow Jones Industrial Average, S&P 500, Nasdaq Composite and Russell 2000, each ended the year lower. Despite this difficult market backdrop, the performance of the Small Cap Growth Portfolio exceeded its respective benchmark by 2.3% since the inception of the portfolio on August 29, 2000 (-5.9% versus -8.2% for the Russell 2000 Index).

         The performance of your portfolio is particularly notable when you analyze the depth and breadth of the market damage in 2000. The 39% decline in the Nasdaq Composite marks the worst performance ever for that index. Altogether 67% of the Nasdaq and 55% of the Russell 2000 stocks fell in 2000.

         There are several key factors that led to your outperformance. Your team of fourteen seasoned portfolio managers carefully analyzes the earnings growth and valuation levels of all your current holdings and potential holdings. This constant focus on and analysis of the portfolio's investment universe leads us to invest our shareholder's funds in what we believe are the most timely and compelling growth companies. We also deploy proven risk management techniques that help control the risk and volatility that is inherent in smaller company investing.

         As we entered 2000 and prior to the inception of the Portfolio, the market was characterized by unprecedented euphoria about the sustained growth prospects of the "New Economy" stocks. New technologies and more efficient forms of telecommunications were converging and were seemingly going to transform everything from corporate purchasing to consumer grocery shopping. Investors fell so in love with these New Economy stocks that they abandoned most investment disciplines and this speculation caused the markets to surge in 1999 and reach record levels early in 2000. Our disciplines led us to invest in companies with real business plans as defined by revenues, cash flow and profits. Ultimately, profits do matter and are the basis of a company's and the markets' valuation. When valuations reach what we believe to be unsustainable price/earnings levels, we harvest some of your gains.

         Commensurate with the New Economy euphoria were the actions by Alan Greenspan and the Federal Reserve Board to slow the economy and quell investor enthusiasm (irrational exuberance). As 2000 progressed, the higher interest rates began to take hold and cool down the economy. The higher cost of money reverberated throughout the old and new economy by slowing down business and by making money for businesses (and investors) harder to get. Just as profits matter, interest rates also matter and led to the investment community more carefully scrutinizing the business plans and prospects of the companies they invested in. Over the years your team of portfolio managers has focused on "good companies." We define good companies as having above average growth, strong levels of profits and solid balance sheets. With your Portfolio focused on companies with these qualities, investors ultimately flocked to them in 2000 because these attributes provided greater certainty and less risk in the face of higher interest rates.

         Heading into 2000, many investors lost sight of the painful fact that investing in stocks involves taking on risk. Risk is an inherent part of the market and there is no such thing as big, risk-free returns. Risk management is an important portfolio management tool that leads us to diversify your portfolio across numerous sectors and many individual securities at any given time. These controls are in place to protect the portfolio from the dramatic sentiment shifts that occur when investing in small to mid sized companies. These shifts are often swift and severe and we work to mitigate that risk by diversification. As investors quickly left the technology sector, they redeployed their funds in sectors that greatly benefited the Portfolio. Your healthy weightings in the healthcare, financial, energy and business services sectors contributed to your outperformance in 2000.

         As we enter 2001, we remain excited by the companies that we continue to discover for the Portfolio. By isolating one company at a time, we seek the rewards of stocks with strong revenue and profit growth. This careful selection process combined with proven risk management tools should continue to serve your investments well. We wish you all the best for a happy and prosperous 2001!


                                            Sincerely,
                                            John McStay Investment Counsel


      BRAZOS INSURANCE FUNDS - BRAZOS SMALL CAP GROWTH PORTFOLIO
       Report From Management - continued                      December 31, 2000
--------------------------------------------------------------------------------

[OMITTED GRAPH]

                Brazos Small Cap                Russell 2000 Index
                Growth Portfolio

12/31/00        $9,410                           $9,178



                    -----------------------------------------------------
                          Cumulative Total Return Since Inception(1)
                                     as of 12/31/00

                                                      1 Year  Since Inception(1)
                           Small Cap Growth Portfolio   NA       -5.90%
                           Russell 2000 Index           NA       -8.21%
                    -----------------------------------------------------


                    This chart assumes an initial gross investment of $10,000 made on August 29, 2000 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future performance. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The graph and table show the performance of the Portfolio at the portfolio level and includes all portfolio level expenses, but no insurance company expenses associated with the variable annuity. No expenses are deducted from the performance of the indexes.

(1)Since inception data for Portfolio and Russell 2000 Index is as of 8/29/2000.


     ---------------------------------------------------------------------------
            BRAZOS INSURANCE FUNDS - BRAZOS SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments                                     December 31, 2000


Security Description                           Shares               Value

COMMON STOCK - 81.2%

BUSINESS SERVICES - 3.3%
      Paychex, Inc.............................800                $ 38,900
                                                                  --------------
                                                                    38,900
                                                                  --------------
CONSUMER DURABLES - 4.3%
      Pulte Corporation......................1,200                  50,625
                                                                   -------------
                                                                    50,625
                                                                   -------------
CONSUMER MERCHANDISING - 6.2%
      Abercrombie & Fitch Co. - Class A (a)..1,200                  24,000
      Venator Group, Inc. (a)............    3,200                  49,600
                                                                    -----------
                                                                    73,600
                                                                    ------------

ELECTRONIC COMPONENTS - 1.0%
      Exar Corporation (a).....................400                  12,394
                                                                    ------------
                                                                    12,394
                                                                    ------------

ENERGY - 2.6%
      Devon Energy Corporation.................100                   6,097
      Nabors Industries, Inc. (a)..............100                   5,915
      Valero Energy Corporation................500                  18,594
                                                                    -----------
                                                                    30,606
                                                                    ------------

FINANCIAL INSTITUTIONS - 14.0%
      AmeriCredit Corporation (a)............1,700                  46,325
      Metris Companies Inc...................1,400                  36,837
      Old Republic International Corporation...900                  28,800
      Radian Group Inc.........................700                  52,544
                                                                    ------------
                                                                   164,506
                                                                    ------------

FINANCIAL SERVICES & SOFTWARE - 4.4%
      The BISYS Group, Inc (a)...............1,000                  52,125
                                                                    ------------
                                                                    52,125
                                                                    ------------

HEALTHCARE PRODUCTS - 7.5%
      King Pharmaceuticals, Inc. (a)...........900                  46,519
      Medicis Pharmaceutical Corporation -
      Class A (a)...........................   700                  41,388
                                                                    ------------
                                                                    87,907
                                                                    ------------

HEALTHCARE SERVICES - 3.8%
      Universal Health Services, Inc.-
      Class B (a)..............................400                  44,700
                                                                    ------------
                                                                    44,700
                                                                    ------------

HEALTHCARE TECHNOLOGY - 7.0%
      Invitrogen Corporation (a)...............200                $ 17,275
      Techne Corporation (a)...................400                  14,425
      Waters Corporation (a)...................600                  50,100
                                                                    ------------
                                                                    81,800
                                                                    ------------

MEDIA - 3.9%
      American Tower Corporation -
      Class A (a)............................1,200                  45,450
                                                                    ------------
                                                                    45,450
                                                                    ------------

TECHNOLOGY SERVICES & SOFTWARE - 18.6%
      Affiliated Computer Services, Inc. -
      Class A (a)..............................800                  48,550
      Critical Path, Inc. (a)................1,100                  33,825
      CSG Systems International, Inc. (a)......900                  42,244
      IONA Technologies PLC - ADR (a)..........700                  46,900
      Niku Corporation (a).....................600                  4,387
      SunGard Data Systems Inc. (a)............900                  42,412
                                                                    ------------
                                                                   218,318
                                                                    ------------

TRADITIONAL HEAVY INDUSTRY - 4.6%
      L-3 Communications Holdings, Inc. (a)....700                  53,900
                                                                    ------------
                                                                    53,900
                                                                    ------------
TOTAL COMMON STOCK (COST $ 937,819)....................            954,831
                                                                   -------------

MONEY MARKET FUNDS - 21.3%
      Firstar Stellar US Treasury Money
      Market Fund.................         141,839                 141,839
      Firstar Institutional Money Market...107,971                 107,971
                                                                    ------------
Total Money Market Funds (Cost $ 249,810)..........                249,810
                                                                   -------------

Total Investments - 102.5%   (Cost $1,187,629)...................1,204,641

Liabilities in excess of other assets - (2.5)%............         (29,183)
                                                                  --------------

Net Assets - 100.0%.............................               $ 1,175,458
                                                               =================

(a) Non-income producing Security
ADR ("American Depository Receipt")

SEE NOTES TO FINANCIAL STATEMENTS


BRAZOS INSURANCE FUNDS - BRAZOS SMALL CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities              December 31, 2000

ASSETS:

   Investment securities, at value(1)..............................  $ 1,204,641
   Receivable for investments sold..................................     10,457
   Interest and dividends receivable................................      1,485
   Receivable from investment adviser...............................     61,548
                                                                    ------------
        Total assets................................................. 1,278,131
                                                                    ------------

LIABILITIES:

   Payable for investments purchased................................     39,934
   Accrued administration fee.......................................      6,717
   Accrued expenses.................................................     56,022
                                                                    ------------
       Total liabilities............................................    102,673
                                                                    ------------
          Net assets................................................$ 1,175,458
                                                                    ============

NET ASSETS COMPOSED OF:

   Paid-in capital..................................................$ 1,198,120

   Accumulated undistributed net investment income..................      1,182
   Accumulated net realized (loss) on investments.....................  (40,856)
   Net unrealized appreciation of investments.........................   17,012
                                                                    ------------
          Net assets................................................ $ 1,175,458
                                                                    ============

   Shares of beneficial interest, unlimited shares authorized,
    $.001 par value..............................                        124,969
                                                                    ============

   Net asset value, offering and redemption price per share........       $ 9.41
                                                                    ============

(1)  Identified cost of investment securities....................... $ 1,187,629
                                                                    ============
SEE NOTES TO FINANCIAL STATEMENTS


BRAZOS INSURANCE FUNDS - BRAZOS SMALL CAP GROWTH PORTFOLIO
Statement of Operations - For the period from August 29, 2000(1) through December 31, 2000

INVESTMENT INCOME:
Income:
   Interest.........................................................    $ 3,713
   Dividends........................................................        206
                                                                    ------------
        Total investment income.....................................      3,919
                                                                    ------------

Expenses:
   Investment advisory and management fees..........................      2,360
   Administration fees..............................................     13,384
   Fund accounting fees.............................................     11,036
   Transfer agent fees and expenses.................................     14,176
   Custodian fees and expenses......................................      1,724
   Legal fees and expenses..........................................     12,836
   Printing expense.................................................     10,656
   Trustees' fees and expenses......................................     15,488
   Audit and tax fees...............................................     13,516
   Organizational expenses..........................................    124,705
   Miscellaneous expenses............................................       372
                                                                    ------------
        Total expenses..............................................    220,253

        Less:  Expenses waived/reimbursed...........................   (217,516)
                                                                    -----------

        Net expenses................................................      2,737
                                                                    ------------
Net investment income...............................................      1,182
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized loss on investments....................................    (40,856)
Net unrealized appreciation/depreciation on investments.............     17,012
                                                                    ------------
Net realized and unrealized loss on investments and
   other assets and liabilities.....................................    (23,844)
                                                                    ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS:                 $ (22,662)
                                                                    ============

(1) Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS



BRAZOS INSURANCE FUNDS - BRAZOS SMALL CAP GROWTH PORTFOLIO
Statement of Changes in Net Assets

                                                            For the period from
                                                              August 29, 2000(1)
                                                                   through
                                                               December 31, 2000
                                                        ------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income............................................ $ 1,182
   Net realized loss on investments................................. (40,856)
   Net change in unrealized appreciation/depreciation
   on investments...................................................  17,012
                                                                    -----------
   Net decrease in net assets resulting from operations............. (22,662)
                                                                    ------------
Capital Share Transactions
   Proceeds from shares sold.......................................1,123,453
   Cost of shares redeemed.........................................  (25,333)
                                                                    ------------

Net increase in net assets resulting from capital
share transactions................................................ 1,098,120
                                                                    ------------
Total increase in net assets.......................................1,075,458

NET ASSETS:
Beginning of period................................................. 100,000
                                                                    -----------

End of period [including undistributed net
investment income of $1,182].....................................$ 1,175,458
                                                                ================

(1) Commencement of operations


SEE NOTES TO FINANCIAL STATEMENTS


BRAZOS INSURANCE FUNDS - BRAZOS SMALL CAP GROWTH PORTFOLIO
Financial Highlights

                                                        Period from
                                                      August 29, 2000(1) through
                                                        December 31, 2000

PER SHARE DATA:
         NET ASSET VALUE, BEGINNING OF PERIOD.......................$ 10.00

        INCOME FROM INVESTMENT OPERATIONS:

              Net investment income.................................   0.01
              Net realized and unrealized loss on investments......   (0.60)
                    Total from investment operations................  (0.59)

        NET ASSET VALUE, END OF PERIOD.............................. $ 9.41

TOTAL RETURN........................................................  -5.90% (2)

SUPPLEMENTAL DATA AND RATIOS:

        Net assets, end of period (in thousands).....................$ 1,175
        Ratio of net expenses to average net assets:
              Before expense reimbursement.......................... 118.09% (3)
              After expense reimbursement...........................   1.45% (3)
        Ratio of net investment income to average net assets:
              Before expense reimbursement..........................-116.01% (3)
              After expense reimbursement...........................   0.63% (3)
        Portfolio turnover rate.....................................     23%


(1) Commencement of operations

(2) Total return is not annualized and does not reflect expenses that apply to the separate account of the insurance company. If such expenses had been included, total return would have been lower for the period.

(3) Annualized

SEE NOTES TO FINANCIAL STATEMENTS

BRAZOS INSURANCE FUNDS - BRAZOS SAMLL CAP GROWTH PORTFOLIO

Notes to Financial Statements                               December 31, 2000

1. Description of the Trust. The Brazos Insurance Funds (the "Trust") was organized as a Delaware business trust on January 21, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently has one portfolio called the BRAZOS Small Cap Growth Portfolio (the "Portfolio"). Pursuant to the 1940 Act, the Portfolio is a "diversified" series of the Trust. The investment objective of the Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal.

     The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2000, the Trust was offered by one insurance company and accordingly a decision by such insurance company to withdraw its participation may have a negative impact on the Trust.

2. Significant Accounting Policies: The following is a summary of the significant accounting policies of the Trust:

     Security Valuation. The Portfolio uses the last quoted trading price as the market value. For listed securities, the Portfolio uses the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that amortized cost does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     Federal Income Taxes. The Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     Distributions to Shareholders. The Portfolio distributes annually to shareholders substantially all of its net investment income and any net realized capital gains. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to the differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     Capital losses incurred after October 31 ("Post October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital losses of $37,615 during fiscal 2000. At December 31, 2000, the Portfolio had a net capital loss carryover of $3,241 which will be available through December 31, 2008 to offset future capital gains to the extent provided by regulations.

     Organization  Costs.  Organizational  costs  of  the  Portfolio  have  been expensed as incurred. These expenses were advanced by John McStay Investment Counsel ("JMIC" or the "Adviser"), and the Adviser has agreed to voluntarily reimburse the Portfolio for these expenses, subject to potential recovery (see Note 4).

     Use  of  Estimates  in  the  Preparation  of  Financial   Statements.   The
     preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Other. Investment security transactions are accounted for on a trade date basis. The Portfolio uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3. Investment Securities. The aggregate purchases and sales of long-term securities for the period ended December 31, 2000 were as follows:

                          Purchases                       Sales
                          ---------                       -----
                           $1,054,398                   $75,737

4. Advisory Fees and Other Transaction with Affiliates. The Trust, on behalf of the Portfolio, employs JMIC, an investment counseling firm founded in 1983, to furnish investment advisory and other services to the Portfolio. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of American International Group ("AIG"). Under an Investment Advisory Agreement with the Trust, the Adviser manages the investment and reinvestment of the assets of the Portfolio. The Adviser must adhere to the stated investment objectives and policies of the Portfolio, and is subject to the control and supervision of the Trust's Board of Trustees. For its services under the Advisory Agreement, the Portfolio pays the Adviser a monthly fee at the annual rate of 1.25% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to keep operating expenses for the Portfolio from exceeding an annual rate of 1.45% of the Portfolio's average daily net assets. This cap on expenses is expected to continue until further notice. For the period ended December 31, 2000, the Adviser waived fees and reimbursed expenses in the amount of $217,516. Such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

5. Agreements. Firstar Mutual Fund Services, LLC ("FMFS") serves as Administrator, Transfer Agent and Dividend Paying Agent of the Trust and also provides accounting services to the Trust pursuant to the Portfolio Accounting Servicing Agreement between FMFS and the Trust. FMFS is a wholly-owned subsidiary of Firstar Corporation, a bank holding company. Certain officers of FMFS are also officers of the Trust.

     As Administrator, FMFS supplies corporate secretarial services, office facilities, non-investment-related statistical and research data, executive and administrative services, internal auditing and regulatory compliance services. FMFS also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the Securities and Exchange Commission and state securities authorities. FMFS performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided as Administrator, FMFS receives an annual fee from the Trust equal to the greater of: (1) a minimum annual fee of $40,000 or (2) an asset based fee, equal to .07% of the average daily net assets of the Trust up to $200 million, .06% on the next $500 million and .04% on the balance.

     Firstar Bank, N.A. ("Firstar"), an affiliate of FMFS, serves as the Custodian for the Trust pursuant to the Custody Agreement between Firstar and the Trust. As custodian, Firstar has agreed to (a) maintain a separate account or accounts in the name of the Trust, (b) hold and transfer portfolio securities on behalf of the Trust, (c) accept receipts and make disbursements of money on behalf of the Trust, (d) collect and receive all income and other payments and distributions on behalf of the Trust, and (e) make periodic reports to the Trust's Trustees concerning the Trust's operations. For its services to the Trust under the Custody Agreement, Firstar receives a fee in addition to transaction charges and out-of-pocket expenses.

6. Distributor. Pembrook Securities ("Pembrook"), serves as distributor for shares of the Portfolio. Pembrook is a majority owned indirect subsidiary of AIG, and minority owned by certain employees of the Adviser, which is also a majority owned indirect subsidiary of AIG. Pembrook receives no compensation for distribution of shares of the Portfolio, except for reimbursement by the Adviser of out-of-pocket expenses.

7. Fund Shares. At December 31, 2000 there was an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares of the Portfolio:



                                                   For the period ended
                                                      December 31,2000

                                                   Shares            Amount
    Shares outstanding, beginning of period...     10,000       $    100,000
                                                   ------         ------------
    Shares sold.................................  117,641          1,123,453
    Shares redeemed.............................(   2,672)    (       25,333)
                                                   ---------     --------------
    Net increase................................  114,969          1,098,120
                                                   -------       ------------
    Shares outstanding, end of period..........   124,969        $ 1,198,120
                                                  =======         ===========

8. Income Tax Information. At December 31, 2000 the investment cost and gross unrealized appreciation and depreciation on investments for tax purposes were as follows:

         Unrealized Appreciation                              $   72,442
         Unrealized Depreciation                                 (55,430)
                                                              ------------
         Net Appreciation/(Depreciation)                      $   17,012
                                                              -----------
         Cost                                                 $1,187,629
                                                              ==========


9. Subsequent Event. On January 1, 2001, the name of the Portfolio was changed from BRAZOS Small Cap Growth Portfolio to BRAZOS Small Cap Portfolio.



                        Report of Independent Accountants

To the Board of Trustees and Shareholder of Brazos Insurance Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Brazos Insurance Funds - BRAZOS Small Cap Growth Portfolio (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period August 29, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 14, 2001

Brazos Insurance Funds

www.brazosinsurancefunds.com

5949 Sherry Lane, Suite 1600
Dallas, TX  75225


T R U S T E E S                             A D M I N I S T R A T O R   &
---------------                             T R A N S F E R   A G E N T
                                            ------------------------------
GEORGE W. GAU
JOHN H. MASSEY                              FIRSTAR MUTUAL FUND SERVICES, LLC
DAVID M. REICHERT                           615 EAST MICHIGAN STREET
DAN L. HOCKENBROUGH                         MILWAUKEE, WI  53202


O F F I C E R S                             C U S T O D I A N
---------------                             -----------------

DAN L. HOCKENBROUGH                         FIRSTAR BANK, N. A.
Chariman of the Board,                      777 EAST WISCONSIN AVENUE
President and Chief                         MILWAUKEE, WI  53202
Financial Officer
                                            C O U N S E L
LOREN J. SOETENGA                           ----------------
Vice President and Treasurer                DRINKER, BIDDLE & REATH LLP
                                            ONE LOGAN SQUARE
TRICIA A. HUNDLEY                           18TH AND CHERRY STREETS
Vice President, Secretary and               PHILADELPHIA, PA  19103-6996
Compliance Officer
                                            A U D I T O R S
JOE NEUBERGER                               -----------------
Assistant Treasurer                         PRICEWATERHOUSECOOPERS LLP
                                            1177 AVENUE OF THE AMERICAS
BOB KERN                                    NEW YORK, NY  10036
Assistant Secretary

DANA ARMOUR
Assistant Secretary


This report must be accompanied or preceded by the Portfolio's current prospectus.